Lease liabilities	9 Months Ended
Sep. 30, 2024
Lease liabilities.
Lease liabilities

NOTES TO THE UNAUDITED CONDENSED CONSOLIDATED INTERIM FINANCIAL STATEMENTS (CONTINUED)

16.Lease liabilities

	September 30,	December 31,
	2024	2023
	$’000	$’000

Non‑current	513,484	510,838
Current	93,699	91,156
Total lease liabilities	607,183	601,994

Lease liabilities represent the net present value of future payments due under long-term land leases for leasehold land on which our towers are located and for other leasehold assets such as warehouses and offices. During the nine month period ended September 30, 2024, payments to the value of $91.0 million were made in respect of recognized lease liabilities. These lease liabilities are unwound using incremental borrowing rates which represent the credit risk of the lessee entity and the length of the lease agreement.

At September 30, 2024, and December 31, 2023, the contractual maturities of the lease liabilities were as follows:

		Total
	Carrying	contractual	Within	2 ‑ 3	4 ‑ 5	Over 5
	value	cash flows	1 year	years	years	years
	$’000	$’000	$’000	$’000	$’000	$’000

September 30, 2024
Lease liabilities	607,183	1,216,159	105,208	201,051	186,957	722,943

At December 31, 2023
Lease liabilities	601,994	1,181,459	101,709	193,434	180,895	705,421

Lease obligations contractual cash flows are disclosed with the same renewal expectation assumption assessed for lease accounting under IFRS 16. The average remaining lease term remaining at September 30, 2024, is 12.6 years.